Provisions - Summary of Changes in Provisions (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		$ 22,511,020		$ 25,246,009
Increases		75,633,106		21,920,423
Decreases Reversals				438,572
Decreases Write Off		19,611,717		8,145,804
Monetary effect		(6,772,292)		(16,071,036)
Amounts at the end of fiscal year		71,760,117		22,511,020
For administrative, disciplinary and criminal penalties [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		658		1,432
Increases				21,364
Decreases Write Off				21,364
Monetary effect		(158)		(774)
Amounts at the end of fiscal year		500		658
Letters of credits, guarantees and other commitments [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year	[1]	10,401,480		6,235,361
Increases	[1]	24,941,565		9,416,010
Decreases Reversals	[1]			99,823
Decreases Write Off	[1]	6,561,004		394,370
Monetary effect	[1]	(3,609,112)		(4,755,698)
Amounts at the end of fiscal year	[1]	25,172,929		10,401,480
Commercial claims in progress [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		5,802,861	[2]	8,080,018
Increases		5,160,458		1,911,189
Decreases Write Off		5,586,693		1,161,391
Monetary effect		(1,322,610)		(3,026,955)
Amounts at the end of fiscal year	[2]	4,054,016		5,802,861
Labor lawsuits [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		1,834,721		1,814,626
Increases		3,071,284		4,108,420
Decreases Write Off		3,057,545		2,547,886
Monetary effect		(478,096)		(1,540,439)
Amounts at the end of fiscal year		1,370,364		1,834,721
Pension funds - reimbursement [member]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		2,070,616		3,492,972
Increases		4,184,950		2,321,503
Decreases Write Off		3,424,435		1,794,714
Monetary effect		(770,367)		(1,949,145)
Amounts at the end of fiscal year		2,060,764		2,070,616
Termination benefits [Member]
Disclosure of other provisions [line items]
Increases	[3]	36,817,338
Amounts at the end of fiscal year	[3]	36,817,338
Other [memebr]
Disclosure of other provisions [line items]
Amounts at beginning of fiscal year		2,400,684		5,621,600
Increases		1,457,511		4,141,937
Decreases Reversals				338,749
Decreases Write Off		982,040		2,226,079
Monetary effect		(591,949)		(4,798,025)
Amounts at the end of fiscal year		$ 2,284,206		$ 2,400,684

[1]	These amounts correspond to the ECL calculated for contingent transactions, which are mentioned in Note 4.
[2]	See also Note 50.2.
[3]	These amounts correspond to the provision under the restructuring plan that the Bank implemented in order to achieve operational efficiency and agility to respond to the ongoing challenges posed by local and international markets.